SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMID Cap Growth Fund

December 31, 2024 (Unaudited)
Shares		Value
Common Stocks — 98.9%
Communication Services — 2.9%
13,497	Nexstar Media Group, Inc.	$2,132,121
88,618	PubMatic, Inc., Class A*	1,301,799
63,390	TechTarget, Inc.*	1,256,390
		4,690,310
Consumer Discretionary — 12.2%
12,880	Burlington Stores, Inc.*	3,671,573
9,510	Dorman Products, Inc.*	1,232,021
36,729	Gentherm, Inc.*	1,466,405
52,920	G-III Apparel Group Ltd.*	1,726,250
12,196	Installed Building Products, Inc.	2,137,349
16,508	LCI Industries	1,706,762
34,120	Ollie’s Bargain Outlet Holdings, Inc.*	3,743,988
22,660	Planet Fitness, Inc., Class A*	2,240,394
12,440	Texas Roadhouse, Inc.	2,244,549
		20,169,291
Consumer Staples — 4.6%
6,475	Casey’s General Stores, Inc.	2,565,589
16,550	Freshpet, Inc.*	2,451,220
30,961	Performance Food Group Co.*	2,617,753
		7,634,562
Energy — 2.9%
166,450	TechnipFMC Plc	4,817,063

Financials — 8.4%
49,700	Baldwin Insurance Group, Inc. (The)*	1,926,372
14,456	FirstCash Holdings, Inc.	1,497,642
10,622	Jack Henry & Associates, Inc.	1,862,037
5,387	Kinsale Capital Group, Inc.	2,505,655
33,290	Stifel Financial Corp.	3,531,403
14,793	WEX, Inc.*	2,593,509
		13,916,618
Health Care — 21.5%
14,740	Acadia Healthcare Co., Inc.*	584,441
218,740	Alphatec Holdings, Inc.*	2,008,033
104,330	Avid Bioservices, Inc.*	1,288,476
29,151	Azenta, Inc.*	1,457,550
37,580	Bio-Techne Corp.	2,706,887
85,390	Certara, Inc.*	909,404
8,850	Charles River Laboratories International, Inc.*	1,633,710
39,317	Haemonetics Corp.*	3,069,871
22,514	HealthEquity, Inc.*	2,160,218
31,720	Integer Holdings Corp.*	4,203,534
8,320	Medpace Holdings, Inc.*	2,764,154

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMID Cap Growth Fund  (cont.)

December 31, 2024 (Unaudited)
Shares		Value
41,888	Merit Medical Systems, Inc.*	$4,051,407
123,710	Neogen Corp.*	1,501,839
13,540	Repligen Corp.*	1,948,948
76,240	Stevanato Group SpA	1,661,270
5,420	UFP Technologies, Inc.*	1,325,244
40,250	Vericel Corp.*	2,210,128
		35,485,114
Industrials — 20.4%
13,080	AGCO Corp.	1,222,718
63,144	Ameresco, Inc., Class A*	1,482,621
11,143	Applied Industrial Technologies, Inc.	2,668,414
5,060	CACI International, Inc., Class A*	2,044,544
12,850	EnPro Industries, Inc.	2,215,983
67,635	ExlService Holdings, Inc.*	3,001,641
31,520	GXO Logistics, Inc.*	1,371,120
17,002	ICF International, Inc.	2,026,809
18,420	JBT Marel Corp.	2,341,182
8,277	Landstar System, Inc.	1,422,485
49,884	Mercury Systems, Inc.*	2,095,128
12,660	Paylocity Holding Corp.*	2,525,290
8,950	RBC Bearings, Inc.*	2,677,303
84,650	Tetra Tech, Inc.	3,372,456
19,179	Woodward, Inc.	3,191,769
		33,659,463
Information Technology — 21.6%
39,140	Alkami Technology, Inc.*	1,435,655
12,187	Altair Engineering, Inc., Class A*	1,329,724
16,310	ASGN, Inc.*	1,359,275
8,813	Badger Meter, Inc.	1,869,414
44,490	Clearwater Analytics Holdings, Inc., Class A*	1,224,365
10,849	CyberArk Software Ltd.*	3,614,344
34,929	Diodes, Inc.*	2,154,071
35,410	Dynatrace, Inc.*	1,924,534
22,048	ePlus, Inc.*	1,628,906
7,706	Globant SA*	1,652,321
101,750	Informatica, Inc., Class A*	2,638,377
5,848	Littelfuse, Inc.	1,378,081
8,033	Manhattan Associates, Inc.*	2,170,838
12,196	Novanta, Inc.*	1,863,183
19,930	Onto Innovation, Inc.*	3,321,733
56,920	Sapiens International Corp. NV	1,529,440
14,740	Silicon Laboratories, Inc.*	1,831,003
14,732	SPS Commerce, Inc.*	2,710,541
		35,635,805
Materials — 3.2%
15,395	AptarGroup, Inc.	2,418,554

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMID Cap Growth Fund  (cont.)

December 31, 2024 (Unaudited)
Shares		Value
10,008	Balchem Corp.	$1,631,254
17,033	HB Fuller Co.	1,149,387
		5,199,195
Real Estate — 1.2%
16,434	Lamar Advertising Co., REIT, Class A	2,000,675

Total Common Stocks		163,208,096
(Cost $129,228,985)
Investment Company — 1.1%
1,772,757	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(a)	1,772,757

Total Investment Company		1,772,757
(Cost $1,772,757)

Total Investments		$164,980,853
(Cost $131,001,742) — 100.0%
Liabilities in excess of other assets — (0.0)%		(5,663)
NET ASSETS — 100.0%		$164,975,190

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
REIT - Real Estate Investment Trust
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